Purchases of Equity Securities by the Issuer and Affiliated Purchasers	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Purchases of Equity Securities by the Issuer and Affiliated Purchasers
Purchases of Equity Securities by the Issuer and Affiliated Purchasers
In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buybacks or capital repayment, subject to our actual and anticipated level of liquidity requirements and other relevant factors.
On January 20, 2016 we announced our intention to repurchase approximately EUR 1.5 billion of our own shares within the 2016-2017 timeframe. This program includes an amount of approximately EUR 500.0 million remaining from the prior share repurchase program, announced January 21, 2015. We intend to cancel the shares upon repurchase. During the period from January 21, 2016 up to December 31, 2016, we purchased 4.8 million shares that will be canceled for a total consideration of EUR 400.0 million. In the light of the acquisition of HMI and the announced investment in Carl Zeiss SMT, we have paused the share buyback program. As a result, the 2016–2017 program may not be completed for the full amount. Otherwise, the current program will remain in place, yet it may be further suspended, modified or discontinued at any time. Furthermore, no shares were canceled in 2016, and we intend to cancel 7.7 million shares in 2017.
The following table provides a summary of shares repurchased by ASML in 2016:

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program (EUR thousands)

January 21 - 31, 2016	268,537	82.08	268,537	1,477,957
February 1 - 29, 2016	1,306,921	78.12	1,575,458	1,375,859
March 1 - 31, 2016	1,045,133	86.51	2,620,591	1,285,449
April 1 - 30, 2016	1,138,127	87.95	3,758,718	1,185,356
May 1 - 31, 2016	278,182	82.15	4,036,900	1,162,504
June 1 - 30, 2016	560,410	85.57	4,597,310	1,114,552
July 1 - 31, 2016	166,068	87.63	4,763,378	1,100,000
August 1 - 31, 2016	—	—	4,763,378	1,100,000
September 1 - 30, 2016	—	—	4,763,378	1,100,000
October 1 - 31, 2016	—	—	4,763,378	1,100,000
November 1 - 30, 2016	—	—	4,763,378	1,100,000
December 1 - 31, 2016	—	—	4,763,378	1,100,000
Total	4,763,378	83.97